                               NUVEEN MUTUAL FUNDS
               SUPPLEMENT TO STATEMENTS OF ADDITIONAL INFORMATION
                             Dated December 18, 2003

Nuveen Investment Trust                    Nuveen Municipal Trust
  Statement of Additional Information        Statement of Additional Information
    dated October 28, 2003                     dated August 28, 2003
Nuveen Multistate Trust I                  Nuveen Multistate Trust III
  Statement of Additional Information        Statement of Additional Information
    dated September 29, 2003                   dated September 29, 2003
Nuveen Multistate Trust II                 Nuveen Multistate Trust IV
  Statement of Additional Information        Statement of Additional Information
    dated June 27, 2003, as supplemented       dated September 29, 2003
      August 15, 2003 and August 21, 2003

     The following subsection titled "Frequent Trading Policy" is added under the "Shareholder Programs" subsection contained in the Section titled "Additional Information on the Purchase and Redemption of Fund Shares" in the above trusts' Statements of Additional Information.

     Frequent Trading Policy
     -----------------------

     The Funds Frequent Trading Program is as follows:

     Nuveen Mutual Funds are intended as long-term investments and not as short-term trading vehicles. At the same time, the Funds recognize the need of investors to periodically make purchases and redemptions of Fund shares when rebalancing their portfolios and as their financial needs or circumstances change. Nuveen Funds have adopted the following Frequent Trading Policy that seeks to balance these needs against the potential for higher operating costs, portfolio management disruption and other inefficiencies that can be caused by excessive trading of Fund shares. Purchases and redemptions made pursuant to a Systematic Investment, Systematic Exchange or Systematic Withdrawal Program are exempt from this policy.

     1.  Definition of Round Trip
     ----------------------------

     A Round Trip trade is the purchase and subsequent redemption of a substantially similar dollar amount of Fund shares within a 60-day period representing at least 25% of the value of the shareholder's account on the date of the most recent transaction. Each side of a Round Trip trade may be comprised of either a single transaction or a series of closely-spaced transactions.

     2.  Round Trip Trade Limitations
     --------------------------------

     Nuveen Funds limit the frequency of Round Trip trades that may be placed in a Fund. For transactions of an amount less than 1% of a Fund's net assets, an investor may make no more than four Round Trips per trailing 12-month period, and no more than one Round Trip every 30 days. For transactions of an amount equal to or greater than 1% of a Fund's net assets, an investor may make no more than two Round Trips per trailing 12-month period, and no more than one Round Trip every 30 days. A purchase transaction identified as being by a Frequent Trader (defined below) may not exceed $1 million for a single shareholder account or in the aggregate for a group of shareholder accounts controlled by a financial advisor or otherwise determined by the Funds to be related. Nuveen Funds will restrict the trading privileges of any shareholder who makes a Round Trip trade within a 30-day period, and also reserves the right to restrict the trading privileges of a financial advisor acting on behalf of such a shareholder.

     3. Redemption Fee on Short-Term Trades in Shares of International Value
     -----------------------------------------------------------------------
        Fund
        ----

     In addition to the above limits on Round Trip trades, the Nuveen NWQ International Value Fund also assesses a 2% fee on shares redeemed or exchanged within 30 days of purchase in order to discourage short-term trading and offset the costs associated with such activity. Redemption fees are deducted from redemption or exchange proceeds and paid directly to the Fund. The application of the redemption fee and waiver provisions is described in the Fund's Prospectus and Statement of Additional Information.

     4. Definition of Frequent Trader
     --------------------------------

     An investor (and/or the investor's financial advisor) who makes more than one Round Trip trade will be deemed a Frequent Trader. Nuveen Funds reserve the right to deem any investor (and/or their financial advisor) as a Frequent Trader based on the size, pattern or other characteristics of their trading activity. Frequent Traders are subject to specific rules regarding the size and process for submission of their trades.

     5. Rules Governing Trades Placed by Frequent Traders
     ----------------------------------------------------

     Frequent Traders must place their orders telephonically directly with Nuveen. (Please note that telephonic redemption orders cannot exceed $50,000 unless the shareholder has established wire transfer instructions with the transfer agent.) All orders must be placed prior to 1 p.m. ET and are non-cancelable. Orders may be placed for next-day settlement, but Nuveen Funds reserve the right to require that a trade be placed for regular-way settlement. Nuveen Funds will not accept further purchase orders if the value of a Frequent Trader's account(s) exceeds 2% of a Fund's net assets.

     6. Enforcement
     --------------

     Trades placed in violation of the foregoing policies are subject to rejection or cancellation by Nuveen Funds. Nuveen Funds may also bar an investor (and/or the investor's financial advisor) who has violated these policies from opening new accounts with the Funds and may restrict their existing account(s) to redemptions only. Nuveen Funds reserve the right at their sole discretion to interpret the terms and application of these policies, and to waive unintentional or minor violations if Nuveen Funds determine that doing so does not harm the interests of Fund shareholders, and also to waive its provisions with respect to redemptions that would qualify for a waiver from the imposition of a Contingent Deferred Sales Charge on Class B shares, as described in each Fund's Statement of Additional Information. The Funds may modify or suspend the Frequent Trading Policy without notice during periods of market stress or other unusual circumstances. The ability of Nuveen Funds to implement the Frequent Trading Policy for omnibus accounts is dependent on those distributors furnishing the Funds with sufficient shareholder information to permit monitoring of trade activity and enforcement of the Policy's terms.

     The following paragraph is inserted between the seventh and eighth paragraph in the "General Matters" subsection contained in the Section titled "Additional Information on the Purchase and Redemption of Fund Shares" in the Statements of Additional Information for Nuveen Multistate Trust II and Nuveen Municipal Trust.

     Because short-term or excessive trading into and out of a Fund may interfere with portfolio management, raise operating expenses, or otherwise have an adverse effect on other shareholders, each Fund reserves the right to limit, restrict, or refuse purchase or exchange requests. For more information regarding the Fund's frequent trading policy, call Nuveen toll-free at (800) 257-8787.

     To reflect the trusts' change in policy to no longer issue share certificates, the following two paragraphs replace the paragraphs pertaining to share registration and certification in the "General Matters" subsection contained in the Section titled "Additional Information on the Purchase and Redemption of Fund Shares" in the Statements of Additional Information for all of the above trusts.

     If you choose to invest in a Fund, an account will be opened and maintained for you by Boston Financial Data Services ("BFDS"), the Funds' shareholder services agent. Shares will be registered in the name of the investor or the investor's financial advisor. A change in registration or transfer of shares held in the name of a financial advisor may only be made by an order in good standing form from the financial advisor acting on the investor's behalf. Each Fund reserves the right to reject any purchase order and to waive or increase minimum investment requirements.

     The Funds will no longer issue share certificates. For certificated shares previously issued, a fee of 1% of the current market value will be charged if the certificate is lost, stolen, or destroyed. The fee is paid to

     Seaboard Surety Company for insurance of the lost, stolen or destroyed certificate.

     In the above trusts' Statements of Additional Information, the following fundamental policies replace the trusts' existing fundamental policies regarding borrowing and lending.

     The Fund may not borrow money, except as permitted by the Investment Company Act of 1940 and exemptive orders granted under the 1940 Act.

     The Fund may not make loans, except as permitted by the Investment Company Act of 1940 and exemptive orders granted under the 1940 Act.

     For all of the above trusts, with the exception of the Nuveen Investment Trust, the following fundamental policy replaces the Funds' existing fundamental policy regarding investment in municipal securities.

     The Fund may not invest in securities other than Municipal Obligations and short-term securities, as described in the Prospectus, except the Fund may invest up to 5% of its net assets in tax-exempt or taxable fixed-income or equity securities for the purpose of acquiring control of an issuer whose municipal bonds (a) the Fund already owns and (b) have deteriorated or are expected shortly to deteriorate significantly in credit quality, provided the Adviser determines such investment should enable the Fund to better maximize its existing investment in such issuer.

       PLEASE KEEP THIS WITH YOUR FUND STATEMENT OF ADDITIONAL INFORMATION
                              FOR FUTURE REFERENCE